T. ROWE PRICE U.S. Large-Cap Core Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.7%
COMMUNICATION SERVICES 5.7%
Entertainment 0.9%
Electronic Arts  558,488 64,623
64,623
Interactive Media & Services 4.8%
Alphabet, Class C (1) 3,525,824 339,008
339,008
Total Communication Services 403,631
CONSUMER DISCRETIONARY 9.4%
Hotels, Restaurants & Leisure 1.5%
McDonald's  456,647 105,367
105,367
Internet & Direct Marketing Retail 1.7%
Amazon.com (1) 1,096,612 123,917
123,917
Multiline Retail 1.8%
Dollar General  543,833 130,444
130,444
Specialty Retail 4.4%
Home Depot  297,643 82,132
O'Reilly Automotive (1) 168,909 118,802
Ross Stores  638,619 53,816
Ulta Beauty (1) 152,650 61,242
315,992
Total Consumer Discretionary 675,720
CONSUMER STAPLES 10.0%
Beverages 3.1%
Coca-Cola  1,227,283 68,752
Constellation Brands, Class A  282,885 64,973
Keurig Dr Pepper  2,345,828 84,028
217,753
Food & Staples Retailing 3.3%
Costco Wholesale  199,214 94,083
Sysco  793,939 56,140
Walmart  646,170 83,808
234,031
Food Products 2.2%
Hershey  337,048 74,309
T. ROWE PRICE U.S. Large-Cap Core Fund

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Mondelez International, Class A  1,516,201 83,133
157,442
Household Products 1.4%
Procter & Gamble  771,309 97,378
97,378
Total Consumer Staples 706,604
FINANCIALS 9.0%
Banks 2.8%
Bank of America  2,834,652 85,606
JPMorgan Chase  1,058,725 110,637
196,243
Capital Markets 1.7%
Charles Schwab  943,959 67,843
Goldman Sachs Group  188,255 55,168
123,011
Insurance 4.5%
Allstate  493,665 61,476
Chubb  448,390 81,553
Hartford Financial Services Group  1,268,184 78,552
Progressive  864,033 100,409
321,990
Total Financials 641,244
HEALTH CARE 22.3%
Biotechnology 1.8%
Regeneron Pharmaceuticals (1) 93,209 64,209
Vertex Pharmaceuticals (1) 221,233 64,056
128,265
Health Care Equipment & Supplies 2.8%
ResMed  174,739 38,146
STERIS  522,919 86,951
Stryker  369,262 74,790
199,887
Health Care Providers & Services 7.2%
Centene (1) 1,171,171 91,129
Elevance Health  316,207 143,634
Quest Diagnostics  726,192 89,096
UnitedHealth Group  367,294 185,498
509,357
Life Sciences Tools & Services 7.3%
Danaher  583,905 150,817
Mettler-Toledo International (1) 63,657 69,012

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Thermo Fisher Scientific  423,585 214,838
Waters (1) 185,133 49,899
West Pharmaceutical Services  126,076 31,024
515,590
Pharmaceuticals 3.2%
AstraZeneca, ADR  1,324,574 72,640
Eli Lilly  329,128 106,423
Zoetis  341,498 50,641
229,704
Total Health Care 1,582,803
INDUSTRIALS & BUSINESS SERVICES 10.2%
Aerospace & Defense 0.9%
L3Harris Technologies  302,103 62,786
62,786
Commercial Services & Supplies 1.4%
Republic Services  746,290 101,525
101,525
Electrical Equipment 1.5%
Eaton  394,476 52,608
Emerson Electric  689,651 50,496
103,104
Machinery 2.8%
Cummins  526,450 107,138
Dover  339,539 39,583
IDEX  268,767 53,713
200,434
Professional Services 1.9%
Booz Allen Hamilton Holding  689,280 63,655
Verisk Analytics  426,972 72,812
136,467
Road & Rail 1.7%
CSX  3,285,718 87,531
Old Dominion Freight Line  141,981 35,321
122,852
Total Industrials & Business Services 727,168
INFORMATION TECHNOLOGY 25.9%
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity  645,445 71,231
71,231

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
IT Services 6.0%
Accenture, Class A  608,462 156,557
Broadridge Financial Solutions  690,917 99,713
Visa, Class A  950,805 168,911
425,181
Semiconductors & Semiconductor Equipment 6.9%
Analog Devices  465,311 64,836
Applied Materials  1,119,408 91,713
Broadcom  146,111 64,875
KLA  436,985 132,245
NVIDIA  356,685 43,298
Texas Instruments  583,623 90,333
487,300
Software 9.5%
Cadence Design Systems (1) 489,016 79,920
Intuit  252,299 97,720
Microsoft  2,147,595 500,175
677,815
Technology Hardware, Storage & Peripherals 2.5%
Apple  1,272,882 175,912
175,912
Total Information Technology 1,837,439
MATERIALS 2.1%
Chemicals 1.4%
Linde  206,294 55,615
Sherwin-Williams  214,279 43,873
99,488
Containers & Packaging 0.7%
Packaging Corp. of America  419,532 47,109
47,109
Total Materials 146,597
UTILITIES 5.1%
Electric Utilities 1.5%
Southern  1,564,099 106,359
106,359
Multi-Utilities 3.6%
Ameren  1,323,503 106,608
DTE Energy  775,427 89,213

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
WEC Energy Group  692,900 61,966
257,787
Total Utilities 364,146
Total Common Stocks (Cost $7,214,851) 7,085,352
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 3.07% (2)(3) 17,857,192 17,857
Total Short-Term Investments (Cost $17,857) 17,857
Total Investments in Securities 100.0%
(Cost $7,232,708) $ 7,103,209
Other Assets Less Liabilities (0.0)% (1,803)
Net Assets 100.0% $ 7,101,406
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE U.S. Large-Cap Core Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ —# $ — $ 289+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 108,772  ¤  ¤ $ 17,857^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $289 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,857.

T. ROWE PRICE U.S. Large-Cap Core Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE U.S. Large-Cap Core Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE U.S. Large-Cap Core Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On September 30, 2022, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F190-054Q3 09/22